Long-Term Debt, net - Covenants, Events of Defaults, Collaterals and Guarantees (Details) $ in Millions	Dec. 31, 2020 USD ($) item
Hyundai Honour
Long-Term Debt, net
TEU | item	13,100
Hyundai Respect
Long-Term Debt, net
TEU | item	13,100
New Credit Facilities
Long-Term Debt, net
Minimum liquidity	$ 30
Minimum interest coverage ratio	2.50
New Credit Facilities | December 31, 2018
Long-Term Debt, net
Minimum collateral loan coverage on charter-free basis (as a percent)	57.00%
Minimum collateral loan coverage on charter-attached basis (as a percent)	69.50%
Maximum net leverage ratio	7.50
Minimum consolidated market value adjusted net worth	$ 510
New Credit Facilities | September 30, 2023 and thereafter
Long-Term Debt, net
Minimum collateral loan coverage on charter-free basis (as a percent)	100.00%
Minimum collateral loan coverage on charter-attached basis (as a percent)	100.00%
Maximum net leverage ratio	5.50
Minimum consolidated market value adjusted net worth	$ 60